Long-term Employee Benefits - Schedule of Accumulated and Projected Benefit Obligations (Details) (Successor [Member], Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
ABO	$ 559.4	$ 541.5
Plans with PBO in excess of plan assets:
PBO	606.2	595.7
ABO	553.2	534.9
Fair value plan assets	287.5	273.8
Plans with ABO in excess of plan assets:
PBO	602.0	537.8
ABO	550.9	488.9
Fair value plan assets	$ 285.1	$ 227.2